LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	July 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 102.0%
COMMUNICATION SERVICES - 20.6%
Diversified Telecommunication Services - 14.7%
BCE Inc.	35,036	$1,468,923
CITIC Telecom International Holdings Ltd.	101,694	32,279
Deutsche Telekom AG, Registered Shares	85,319	1,429,104
Elisa oyj	11,122	663,638
HKT Trust & HKT Ltd.	234,962	346,219
Orange SA	118,799	1,392,437
Proximus SADP	13,914	288,097
Swisscom AG, Registered Shares	2,578	1,376,709
TELUS Corp.	47,141	817,533

Total Diversified Telecommunication Services		7,814,939

Media - 0.5%
Atresmedia Corp. de Medios de Comunicacion SA	11,731	32,044
Eutelsat Communications SA	22,661	229,647
Mediaset Espana Comunicacion SA	11,266	37,035	*

Total Media		298,726

Wireless Telecommunication Services - 5.4%
Freenet AG	18,349	317,763
NTT DOCOMO Inc.	44,800	1,231,968
Softbank Corp.	97,900	1,309,747

Total Wireless Telecommunication Services		2,859,478

TOTAL COMMUNICATION SERVICES		10,973,143

CONSUMER DISCRETIONARY - 4.9%
Auto Components - 2.8%
Bridgestone Corp.	41,200	1,205,644
Xinyi Glass Holdings Ltd.	174,000	255,044

Total Auto Components		1,460,688

Household Durables - 2.0%
Persimmon PLC	34,300	1,081,352	*

Specialty Retail - 0.0%††
Mobilezone Holding AG, Registered Shares	3,221	25,847

Textiles, Apparel & Luxury Goods - 0.1%
Pacific Textiles Holdings Ltd.	68,000	31,762

TOTAL CONSUMER DISCRETIONARY		2,599,649

CONSUMER STAPLES - 9.9%
Food & Staples Retailing - 3.0%
Koninklijke Ahold Delhaize NV	51,764	1,497,832
Sonae SGPS SA	81,262	57,079

Total Food & Staples Retailing		1,554,911

See Notes to Schedule of Investments.

Legg Mason International Low Volatility High Dividend ETF 2020 Quarterly Report	1

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Personal Products - 2.9%
Unilever NV, CVA	26,252	$1,554,634

Tobacco - 4.0%
British American Tobacco PLC	27,008	894,886
Japan Tobacco Inc.	67,600	1,158,528
Scandinavian Tobacco Group A/S	5,036	74,277

Total Tobacco		2,127,691

TOTAL CONSUMER STAPLES		5,237,236

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Pembina Pipeline Corp.	28,190	685,020

FINANCIALS - 24.1%
Banks - 16.3%
Bank of Nova Scotia	30,615	1,257,283
Banque Cantonale Vaudoise, Registered Shares	2,197	231,123
BOC Hong Kong Holdings Ltd.	255,500	712,085
Canadian Imperial Bank of Commerce	19,298	1,335,949
Commonwealth Bank of Australia	29,461	1,504,311
DBS Group Holdings Ltd.	92,000	1,326,362
Oversea-Chinese Banking Corp. Ltd.	166,500	1,039,335
United Overseas Bank Ltd.	83,100	1,175,023
Valiant Holding AG, Registered Shares	532	49,884

Total Banks		8,631,355

Capital Markets - 0.4%
IGM Financial Inc.	5,178	127,295
Jupiter Fund Management PLC	31,043	92,407

Total Capital Markets		219,702

Insurance - 7.3%
Admiral Group PLC	23,669	745,574
Assicurazioni Generali SpA	40,499	606,289
Hastings Group Holdings PLC	23,387	63,969
Legal & General Group PLC	287,464	807,415
Power Corp. of Canada	11,915	211,437
Zurich Insurance Group AG	3,859	1,426,180

Total Insurance		3,860,864

Thrifts & Mortgage Finance - 0.1%
Aareal Bank AG	3,963	73,059	*

TOTAL FINANCIALS		12,784,980

See Notes to Schedule of Investments.

2	Legg Mason International Low Volatility High Dividend ETF 2020 Quarterly Report

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
HEALTH CARE - 4.7%
Pharmaceuticals - 4.7%
GlaxoSmithKline PLC	62,610	$1,257,124
Novartis AG, Registered Shares	14,937	1,239,195

TOTAL HEALTH CARE		2,496,319

INDUSTRIALS - 12.2%
Air Freight & Logistics - 0.3%
Cia de Distribucion Integral Logista Holdings SA	2,911	54,181
Oesterreichische Post AG	2,365	75,928

Total Air Freight & Logistics		130,109

Commercial Services & Supplies - 0.5%
Societe BIC SA	4,044	239,819

Construction & Engineering - 2.2%
ACS Actividades de Construccion y Servicios SA	21,668	500,919
Bouygues SA	19,442	689,705	*

Total Construction & Engineering		1,190,624

Industrial Conglomerates - 2.1%
CK Hutchison Holdings Ltd.	169,542	1,105,823

Marine - 1.4%
Kuehne + Nagel International AG, Registered Shares	4,449	767,339	*

Road & Rail - 1.8%
Aurizon Holdings Ltd.	237,450	757,779
ComfortDelGro Corp. Ltd.	222,900	221,063

Total Road & Rail		978,842

Trading Companies & Distributors - 3.9%
Mitsubishi Corp.	53,600	1,074,484
Nippon Steel Trading Corp.	1,300	38,731
Sumitomo Corp.	87,400	967,161

Total Trading Companies & Distributors		2,080,376

TOTAL INDUSTRIALS		6,492,932

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
VTech Holdings Ltd.	12,453	67,566

MATERIALS - 4.8%
Chemicals - 0.6%
BASF SE	6,154	340,641

Metals & Mining - 2.8%
BHP Group Ltd.	55,341	1,458,527

Paper & Forest Products - 1.4%
UPM-Kymmene oyj	27,508	736,114

TOTAL MATERIALS		2,535,282

See Notes to Schedule of Investments.

Legg Mason International Low Volatility High Dividend ETF 2020 Quarterly Report	3

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.4%
AIMS APAC REIT	35,300	$30,890
Charter Hall Retail REIT	20,029	45,677
Cromwell Property Group	241,998	153,591
Daiwa House REIT Investment Corp.	49	127,308
First Real Estate Investment Trust	66,500	26,914
Frontier Real Estate Investment Corp.	35	97,721
Hamborner REIT AG	3,803	39,318	*
Kenedix Retail REIT Corp.	43	74,629
Mapletree North Asia Commercial Trust	82,600	51,501
RioCan Real Estate Investment Trust	15,239	170,194
SmartCentres Real Estate Investment Trust	22,827	345,600
Suntec Real Estate Investment Trust	111,500	108,955

Total Equity Real Estate Investment Trusts (REITs)		1,272,298

Real Estate Management & Development - 0.1%
Cibus Nordic Real Estate AB	3,096	49,712

TOTAL REAL ESTATE		1,322,010

UTILITIES - 16.9%
Electric Utilities - 3.6%
Fortum oyj	37,825	770,218
Power Assets Holdings Ltd.	78,502	437,067
Red Electrica Corp. SA	35,630	696,029

Total Electric Utilities		1,903,314

Gas Utilities - 3.9%
Enagas SA	23,208	586,467
Naturgy Energy Group SA	21,585	401,752
Snam SpA	209,908	1,116,974

Total Gas Utilities		2,105,193

Multi-Utilities - 7.8%
A2A SpA	326,562	468,605
AGL Energy Ltd.	63,126	752,401
E.ON SE	123,628	1,452,546
National Grid PLC	124,713	1,473,828

Total Multi-Utilities		4,147,380

Water Utilities - 1.6%
Severn Trent PLC	26,207	842,720

TOTAL UTILITIES		8,998,607

TOTAL COMMON STOCKS (Cost - $59,607,217)		54,192,744

See Notes to Schedule of Investments.

4	Legg Mason International Low Volatility High Dividend ETF 2020 Quarterly Report

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (Cost - $138,444)	—	1,942	$100,032

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $59,745,661)			54,292,776

SHORT-TERM INVESTMENTS - 0.4%
Invesco Treasury Portfolio, Institutional Class (Cost - $224,549)	0.063%	224,549	224,549

TOTAL INVESTMENTS - 102.6% (Cost - $59,970,210)			54,517,325
Liabilities in Excess of Other Assets - (2.6)%			(1,382,234)

TOTAL NET ASSETS - 100.0%			$53,135,091

††	Represents less than 0.1%.

*	Non-income producing security.

Abbreviation(s) used in this schedule:

CVA	— Certificaaten van aandelen (Share Certificates)
REIT	— Real Estate Investment Trust

At July 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index Futures	5	9/20	$449,505	$453,400	$3,895

At July 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	5,075,820	CHF	4,796,482	Bank of New York Mellon	8/11/20	$(198,448)
USD	16,052,764	EUR	14,285,784	Bank of New York Mellon	8/11/20	(844,293)
USD	7,464,533	JPY	803,048,644	Bank of New York Mellon	8/11/20	(131,686)
USD	4,554,469	AUD	6,590,507	UBS Securities LLC	8/11/20	(172,136)
USD	6,389,939	CAD	8,694,139	UBS Securities LLC	8/11/20	(100,823)
USD	7,233,301	GBP	5,801,125	UBS Securities LLC	8/11/20	(381,156)
USD	3,009,415	HKD	23,327,824	UBS Securities LLC	8/11/20	(585)
USD	4,177,821	SGD	5,828,144	UBS Securities LLC	8/11/20	(72,351)

Total						$(1,901,478)

See Notes to Schedule of Investments.

Legg Mason International Low Volatility High Dividend ETF 2020 Quarterly Report	5

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2020

Abbreviation(s) used in this table:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SGD	— Singapore Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Legg Mason International Low Volatility High Dividend ETF 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason International Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in

7

Notes to Schedule of Investments (unaudited) (continued)

open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

8

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$54,192,744	—	—	$54,192,744
Preferred Stocks	100,032	—	—	100,032

Total Long-Term Investments	54,292,776	—	—	54,292,776

Short-Term Investments†	224,549	—	—	224,549

Total Investments	$54,517,325	—	—	$54,517,325

Other Financial Instruments:
Futures Contracts	$3,895	—	—	$3,895

Total	$54,521,220	—	—	$54,521,220

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,901,478	—	$1,901,478

†	See Schedule of Investments for additional detailed categorizations.

9